Condensed Statements of Comprehensive Income (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Operating expenses:
General and administrative expense	$ 46,462	$ 41,880		$ 38,142
Loss from operations	430,131	221,599		222,684
Other income:
Interest income	123	531		2,505
Other, net	(490)	1,488		(4)
Net other expense	(144,070)	(148,300)		(164,180)
Income before income tax	286,061	73,299	[1]	58,504
Income tax (expense) benefit	(1,773)	374		(1,948)
Net income	284,288	$ 73,673		$ 56,556
Less: Dividends on preferred shares	$ (10,829)
Net income attributable to common shareholders per share:
Basic	$ 5.51	$ 1.37		$ 0.99
Diluted	$ 5.41	$ 1.36		$ 0.99
Weighted average shares outstanding (in thousands):
Basic	49,624	53,271		57,349
Diluted	50,576	53,481		57,459
Other comprehensive income, before tax:
Change in derivative instruments designated as cash flow hedges	$ 10,986	$ (12,307)		$ (110)
Reclassification of realized loss (gain) on derivative instruments designated as cash flow hedges	(8,771)	(2,806)		7
Income tax (expense) benefit related to items of other comprehensive income	(184)	91
Comprehensive income, after tax	303,782	64,440		56,481
Less: Dividends on preferred shares	(10,829)
Comprehensive income attributable to common shareholders	292,953	63,589		56,649
Parent Company
Operating expenses:
General and administrative expense	4,519	3,988		4,089
Total operating expenses	4,519	3,988		4,089
Loss from operations	(4,519)	(3,988)		(4,089)
Other income:
Equity in net income of subsidiaries	289,133	76,076		60,813
Interest income	55	80
Other, net	(381)	654
Net other expense	288,807	76,810		60,813
Income before income tax	284,288	72,822		56,724
Net income	284,288	72,822		56,724
Less: Dividends on preferred shares	10,829
Net income attributable to common shareholders	$ 273,459	$ 72,822		$ 56,724
Net income attributable to common shareholders per share:
Basic	$ 5.51	$ 1.37		$ 0.99
Diluted	$ 5.41	$ 1.36		$ 0.99
Weighted average shares outstanding (in thousands):
Basic	49,624	53,271		57,349
Diluted	50,576	53,481		57,459
Other comprehensive income, before tax:
Change in derivative instruments designated as cash flow hedges	$ 10,986	$ (12,307)		$ (110)
Reclassification of realized loss (gain) on derivative instruments designated as cash flow hedges	8,771	2,806		(7)
Foreign currency translation adjustments	(79)	177		42
Comprehensive income, before tax	303,966	63,498		56,649
Income tax (expense) benefit related to items of other comprehensive income	(184)	91
Comprehensive income, after tax	303,782	63,589		56,649
Less: Dividends on preferred shares	10,829
Comprehensive income attributable to common shareholders	$ 292,953	$ 63,589		$ 56,649

[1]	(1) Container Ownership segment income (loss) before income tax and noncontrolling interests includes unrealized gain (loss) on financial instruments, net of $4,409, $(6,044) and $(15,442) for the years ended December 31, 2021, 2020 and 2019, respectively, and debt termination expense of $15,209, $8,750 and $0 for the years ended December 31, 2021, 2020 and 2019, respectively.